Offerings - Offering: 1	May 09, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	8,200,000
Proposed Maximum Offering Price per Unit | $ / shares	266.81
Maximum Aggregate Offering Price	$ 2,187,842,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 334,958.62
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (this “Registration Statement”) shall be deemed to cover any additional securities that may from time to time be offered or issued under the Vulcan Materials Company 2025 Omnibus Long-Term Incentive  Plan (the “Plan”) to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 8,200,000 shares of Common Stock that may become issuable under the Plan pursuant to its terms.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the registrant’s Common Stock as reported on the New York Stock Exchange on May 7, 2025.